united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/17

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Principal ($)		Value
	BONDS & NOTES - 39.2%
	AUTOMOBILES MANUFACTURING - 0.7%
600,000	General Motors Financial Co., Inc., 5.750% due 9/30/2027	$ 627,000

	CABLE & SATELLITE - 0.6%
580,000	DISH DBS Corp. 5.875% due 11/15/2024	579,275

	CONSUMER FINANCE - 0.7%
604,000	Navient Corp., 5.875%, due 10/25/2024	613,060

	DISTRIBUTORS - CONSUMER DISCRETIONARY- 0.7%
600,000	Ingram Micro,Inc., 4.950% due 12/15/2024	613,314

	ENTERTAINMENT CONTENT- 0.6%
617,000	Viacom, Inc., 6.250% due 2/28/2057	609,596

	EXPLORATION & PRODUCTION - 2.7%
600,000	Murphy Oil Corp., 5.750% due 8/15/2025	619,500
630,000	QEP Resources, Inc., 5.250% due 5/1/2023	622,125
624,000	Range Resources Corp., 4.875% due 5/15/2025	602,160
621,000	Southwestern Energy Co., 4.950% due 1/23/2025	634,973
		2,478,758
	HEALTH CARE FACILITIES & SERVICES - 1.3%
636,000	Community Health Systems, Inc., 6.250% due 3/31/2023	612,150
630,000	DaVita HealthCare Partners, Inc., 5.000% due 5/1/2025	620,550
		1,232,700
	HOME & OFFICE PRODUCTS MANUFACTURING - 0.7%
608,000	Tempur Sealy International, Inc., 5.500% due 6/15/2026	626,240

	INTEGRATED OILS - 0.7%
590,000	Petrobras Global Finance BV., 6.250% due 3/17/2024	632,686

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
585,000	Diamond Offshore Drilling, Inc., 7.875% due 8/15/2025	625,950
644,000	Ensco PLC, 4.700% due 3/15/2021	621,460
630,000	Nabors Industries, Inc., 4.625% due 9/15/2021	608,454
		1,855,864
	PIPELINE - 2.0%
610,000	Crestwood Midstream Finance Corp., 6.250% due 4/1/2023	634,400
609,000	Genesis Energy Finance Corp., 6.750% due 8/1/2022	628,792
580,000	NuStar Logistics LP, 5.625% due 4/28/2027	611,900
		1,875,092
	POWER GENERATION - 0.6%
566,000	NRG Energy, Inc., 7.250% due 5/15/2026	613,403

	REFINING & MARKETING - 1.3%
606,000	CVR Refining LLC, 6.500% due 11/1/2022	622,665

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Principal ($)		Value
	REFINING & MARKETING (continued) - 1.3%
592,000	PBF Holding Co. LLC, 7.000% due 11/15/2023	$ 615,680
		1,238,345
	RETAIL - CONSUMER DISCRETIONARY - 2.0%
590,000	Asbury Automotive Group, Inc., 6.000% due 12/15/2024	622,450
584,000	Penske Automotive Group, Inc., 5.500% due 5/15/2026	601,520
610,000	Sally Capital, Inc., 5.625% due 12/1/2025	605,425
		1,829,395
	SOVEREIGN - 19.3%
540,000	Brazilian Government International Bond, 4.875% due 1/22/2021	576,990
543,000	Brazilian Government International Bond, 4.250% due 1/7/2025	551,145
630,000	Brazilian Government International Bond, 6.000% due 4/7/2026	698,985
615,000	Brazilian Government International Bond, 5.625% due 1/7/2041	623,302
620,000	Chile Government International Bond, 3.125% due 1/21/2026	633,950
625,000	Chile Government International Bond, 3.860% due 6/21/2047	633,438
375,000	Colombia Government International Bond, 8.125% due 5/21/2024	475,312
599,000	Colombia Government International Bond, 6.125% due 1/18/2041	705,023
468,000	Hungary Government International Bond, 6.375% due 3/29/2021	523,575
432,000	Hungary Government International Bond, 7.625% due 3/29/2041	666,144
545,000	Israel Government International Bond, 4.500%, due 1/30/2043	582,845
575,000	Mexico Government International Bond, 3.625% due 3/15/2022	599,150
577,000	Mexico Government International Bond, 4.000% due 10/2/2023	604,408
602,000	Mexico Government International Bond, 4.750% due 3/8/2044	600,194
499,000	Panama Government International Bond, 7.125% due 1/29/2026	641,215
380,000	Panama Government International Bond, 8.875% due 9/30/2027	550,050
490,000	Peruvian Government International Bond, 7.350% due 7/21/2025	640,920
519,000	Peruvian Government International Bond, 4.125% due 8/25/2027	568,824
485,000	Peruvian Government International Bond, 5.625% due 11/18/2050	612,070
600,000	Republic of Poland Government International Bond, 3.250% due 4/6/2026	613,943
405,000	Republic of South Africa Government International Bond, 5.875% due 5/30/2022	441,873
539,000	Republic of South Africa Government International Bond, 4.665% due 1/17/2024	546,110
637,000	Republic of South Africa Government International Bond, 6.250% due 3/8/2041	668,264
780,000	Republic of South Africa Government International Bond, 5.000% due 10/12/2046	693,978
400,000	Spain Government Bond, 4.000% due 10/31/2064	577,360
579,000	Turkey Government International Bond, 7.000% due 3/11/2019	609,687
550,000	Turkey Government International Bond, 7.500% due 11/7/2019	595,117
402,000	Turkey Government International Bond, 5.625% due 3/30/2021	423,736
839,000	Turkey Government International Bond, 3.250% due 3/23/2023	791,060
605,000	Turkey Government International Bond, 6.000% due 1/14/2041	604,845
		18,053,513
	SUPERMARKETS & PHARMACIES - 0.6%
630,000	Ingles Markets, Inc., 5.750% due 6/15/2023	618,975

	UTILITIES - 2.0%
594,000	AmeriGas Finance Corp., 5.750% due 5/20/2027	606,622
622,000	Suburban Energy Finance Corp., 5.500% due 6/1/2024	618,890
800,000	Talen Energy Supply LLC, 7.000% due 10/15/2027	656,000
		1,881,512

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Principal ($)		Value
	WIRELINE TELECOMMUNICATIONS SERVICES - 0.7%
630,000	CenturyLink, Inc., 5.800% due 3/15/2022	639,450

	TOTAL BONDS & NOTES (Cost $35,144,647)	36,618,178
Shares
	COMMON STOCKS - 40.7%
	ASSET MANAGEMENT - 0.7%
35,200	Waddell & Reed Financial, Inc.	$ 657,888

	BANKS - 2.0%
12,697,159	Bank Pembangunan Daerah Jawa Timur Tbk PT	650,656
334,211	Grupo Financiero Santander Mexico SAB de CV	562,893
26,827	National Australia Bank Ltd	671,804
		1,885,353
	CHEMICALS - 0.7%
47,195	PhosAgro PJSC - ADR	648,931

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.0%
+	Synnex Technology International Corp.	1

	INSURANCE - 0.8%
13,700	CNA Financial Corp.	741,581

	IRON & STEEL - 1.5%
311,380	Eregli Demir ve Celik Fabrikalari TAS	729,947
42,916	Severstal PJSC	660,742
		1,390,689
	MACHINERY - 0.6%
28,693	Turk Traktor ve Ziraat Makineleri AS	572,114

	MEDIA - 0.6%
337,723	SKY Network Television Ltd.	578,393

	METALS & MINING - 0.8%
40,123	MMC Norilsk Nickel PJSC- ADR	738,263

	OIL, GAS & COAL - 1.6%
22,836	Royal Dutch Shell PLC	717,340
144,415	Surgutneftegas OJSC - ADR	716,298
		1,433,638
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 20.0%
35,027	Apple Hospitality REIT, Inc.	663,411
61,285	Artis Real Estate Investment Trust	661,294
327,036	Ascendas Real Estate Investment Trust	657,721
98,954	Ashford Hospitality Trust, Inc.	695,647
274,127	BWP Trust	649,478
535,906	CapitaLand Commercial Trust	682,470
78,425	CBL & Associates Properties, Inc.	614,852

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 20.0%
206,172	Charter Hall Retail REIT	$ 641,815
25,148	Chesapeake Lodging Trust	701,629
37,348	Dream Office Real Estate Investment Trust	633,621
15,158	Eurocommercial Properties NV - ADR	631,285
377,470	Fibra Uno Administracion SA de CV	593,526
6,416	Fonciere Des Regions	653,480
63,893	Franklin Street Properties Corp.	638,930
340,555	Growthpoint Properties Ltd	590,259
37,439	H&R Real Estate Investment Trust	622,096
23,100	Hospitality Properties Trust	660,198
64,673	Independence Realty Trust, Inc.	656,431
759,866	Keppel REIT	655,345
22,418	LaSalle Hotel Properties	632,412
727,960	Mapletree Logistics Trust	678,589
32,375	Mercialys SA	630,788
782,909	Redefine Properties Ltd.	587,407
29,740	RLJ Lodging Trust	644,168
33,450	Senior Housing Properties Trust	615,480
470,751	Suntec Real Estate Investment Trust	673,785
80,046	Washington Prime Group, Inc.	626,760
13,606	Wereldhave NV	618,400
30,950	Xenia Hotels & Resorts, Inc.	673,472
		18,684,749
	RETAIL - DISCRETIONARY - 0.7%
40,977	Guess?, Inc.	664,237

	TELECOMMUNICATIONS - 5.6%
36,081	CenturyLink, Inc.	685,178
63,570	MegaFon PJSC - ADR	664,307
69,518	MTN Group Ltd.	603,534
20,135	PLDT, Inc.	666,941
553,363	Rostelecom PJSC	647,772
245,058	Spark New Zealand Ltd.	617,787
62,699	Telefonica SA	657,809
234,142	Telstra Corp Ltd.	635,531
		5,178,859
	UTILITIES - 5.1%
33,738	CEZ AS	739,789
2,017,179	China Power International Development Ltd.	641,212
174,862	EDP - Energias de Portugal SA	623,950
38,670	Engie SA	653,656
34,775	Fortum OYJ	738,518
1,673,803	Huadian Power International Corp Ltd.	695,112
15,891,662	Unipro PJSC	698,632
		4,790,869

	TOTAL COMMON STOCKS (Cost $37,923,970)	37,965,565

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	MASTER LIMITED PARTNERSHIPS - 19.1%
	COMMERCIAL SERVICES - 0.9%
118,394	Stonemor Partners LP	$ 816,919

	IRON & STEEL - 0.8%
43,435	SunCoke Energy Partners LP	781,830

	OIL, GAS & COAL - 11.8%
28,277	Alliance Holdings GP LP	784,121
56,144	American Midstream Partners LP	760,751
30,520	Crestwood Equity Partners LP	763,000
26,923	CrossAmerica Partners LP	690,844
25,172	Delek Logistics Partners LP	772,780
48,290	Enbridge Energy Partners LP	728,213
44,107	Global Partners LP	782,899
44,384	Martin Midstream Partners LP	707,925
1	Natural Resource Partners LP	27
18,578	NuStar Energy LP	618,647
35,246	PBF Logistics LP	694,346
69,860	Sanchez Midstream Partners LP	761,474
201,726	Seadrill Partners LLC	772,611
35,452	Summit Midstream Partners LP	724,993
23,816	Sunoco LP	737,582
46,772	USA Compression Partners LP	734,788
		11,035,001
	TRANSPORTATION - 4.7%
209,221	Capital Product Partners LP	715,536
55,139	Dynagas LNG Partners LP	721,770
33,556	Golar LNG Partners LP	730,514
37,644	Green Plains Partners LP	745,351
32,010	KNOT Offshore Partners LP	749,034
287,780	Teekay Offshore Partners LP	736,717
		4,398,922

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	RETAIL - 0.9%
30,529	Suburban Propane Partners LP	$ 806,271

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $17,701,440)	17,838,943

	TOTAL INVESTMENTS - 99.0% (Cost $90,770,057)(a)	$ 92,422,686
	OTHER ASSETS LESS LIABILITIES - 1.0%	938,636
	NET ASSETS - 100.0%	$ 93,361,322

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $98,568,354 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 6,374,956
	Unrealized Depreciation:	(12,520,624)
	Net Unrealized Depreciation:	$ (6,145,668)

	+ Less then 1 share
	ADR - American Depositary Receipt
	LLC - Limited Liability Corporation
	LP - Limited Partnership
	PLC - Public Limited Company
	REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ -	$ 36,618,178	$ -	$ 36,618,178
Common Stocks	37,965,565	-	-	37,965,565
Master Limited Partnerships	17,838,943	-	-	17,838,943
Total	$ 55,804,508	$ 36,618,178	$ -	$ 92,422,686

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/2017

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/29/2017